Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 9,054,254	$ 13,328,156
Accounts receivable	12,605,035	14,475,994
Prepayments and other current assets	6,754,391	3,286,579
Inventories	14,177,640	17,426,085
Total Current Assets	42,591,320	48,535,125
Non-current Assets
Property and equipment, net	542,383	676,646
Right of use assets, net	1,415,033	1,680,547
Deferred tax assets	5,186,135	2,749,408
Other non-current assets	1,090,023	1,264,969
Total Non-current Assets	8,233,574	6,371,570
Total Assets	50,824,894	54,906,695
Current Liabilities
Short-term borrowings	7,659,016	2,884,519
Accounts payable	1,999,864	3,647,682
Advance from customers	4,473,963	239,073
Income tax payable	2,741,088	4,887,126
Lease liabilities	752,429	761,904
Other payable and accrued expenses	2,082,543	2,680,306
Total Current Liabilities	20,145,994	15,652,953
Lease liabilities, noncurrent	638,711	1,003,943
Deferred tax liabilities	353,059	420,137
Long-term borrowings	2,180,694
Total Liabilities	46,408,418	43,491,116
Commitments and Contingencies
Shareholders’ (Deficits) Equity
Additional paid-in capital	890,143	1,755,595
Statutory reserve	158,027	158,027
Retained earnings	3,126,338	9,462,217
Accumulated other comprehensive income	237,804	35,528
Total Shareholders’ Equity	4,416,476	11,415,579
Total Liabilities and Shareholders’ (Deficits) Equity	50,824,894	54,906,695
Related Party
Current Assets
Amount due from related parties		18,311
Current Liabilities
Amount due to related parties	437,091	552,343
Amount due to related parties, non-current	23,089,960	26,414,083
Class A Ordinary Shares
Shareholders’ (Deficits) Equity
Ordinary shares value	2,487	2,487
Class B Ordinary Shares
Shareholders’ (Deficits) Equity
Ordinary shares value	$ 1,677	$ 1,725